STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)								3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 16, 2021	Aug. 12, 2021	Aug. 12, 2021	Dec. 16, 2020	Aug. 01, 2020	May 25, 2020	Jan. 16, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock											$ 3,250,000	$ 790,000	$ 1,131,009	$ 2,045,000
Stock issued during period, values								$ 3,250,000	$ 650,000	$ 140,000			1,131,009	2,045,000
Stock payable											$ 79,950		$ 46,000
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number											39,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued								1,625,000	325,000	350,000			845,200	5,112,500
Stock issued for acquisition, shares														6,200,000
Stock issued during period, values								$ 16	$ 3	$ 4			$ 9	$ 51
Common Stock [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued	232,900
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued											312,000
Stock issued during period, values											$ 639,600
Eskenzi PR Limited [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued							120,000						120,000
Stock issued during period, values							$ 48,000						$ 48,000
VelocIT Acquisition [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share		$ 6.00	$ 6.00
Stock issued for acquisition, shares		2,566,778	2,566,778
VCAB Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share														$ 0.006
Number of common shares issued														2,000,000
TalaTek Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share														$ 0.40
Number of common shares issued														6,200,000
Technologyville, Inc., [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share						$ 0.40
Stock issued for acquisition, shares						3,392,271
Clear skies security llc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share					$ 0.40
Stock issued for acquisition, shares					2,330,000
Alpine Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share				$ 2.05
Stock issued for acquisition, shares				900,000
Three Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services rendered														30,600,000
Three Employees [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share														$ 0.006
Three Employees [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share														0.40
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share											$ 2.00			$ 0.40
Number of common shares issued											1,625,000			5,112,500
Proceeds from issuance of common stock											$ 3,250,000		$ 1,131,009	$ 2,045,000
Founder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued														6,000,000
Investors One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share													$ 0.40
Number of common shares issued													350,000
Investors Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued fair value per share													$ 2.00
Number of common shares issued													495,200
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services rendered	232,900
Shares issued fair value per share	$ 2.05